Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income attributable to U.S. Bancorp	$ 4,959	$ 6,914	$ 7,096
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	3,806	1,504	1,379
Depreciation and amortization of premises and equipment	351	334	306
Amortization of intangibles	176	168	161
(Gain) loss on sale of loans held for sale	(2,193)	(762)	(394)
(Gain) loss on sale of securities and other assets	(344)	(469)	(510)
Loans originated for sale, net of repayments	(67,449)	(36,561)	(29,214)
Proceeds from sales of loans held for sale	65,468	33,303	30,730
Other, net	(1,058)	458	1,010
Net cash provided by operating activities	3,716	4,889	10,564
Investing Activities
Proceeds from sales of available-for-sale investment securities	15,596	11,252	1,400
Proceeds from maturities of held-to-maturity investment securities		9,137	6,619
Proceeds from maturities of available-for-sale investment securities	40,639	11,454	11,411
Purchases of held-to-maturity investment securities		(6,701)	(9,793)
Purchases of available-for-sale investment securities	(68,662)	(33,814)	(10,077)
Net decrease (increase) in loans outstanding	6,350	(9,871)	(9,234)
Proceeds from sales of loans	2,250	2,899	4,862
Purchases of loans	(11,622)	(3,805)	(3,694)
Net decrease (increase) in securities purchased under agreements to resell	645	(816)	(182)
Other, net	(636)	(1,295)	(289)
Net cash used in investing activities	(15,440)	(21,560)	(8,977)
Financing Activities
Net increase (decrease) in deposits	67,854	16,441	(1,740)
Net (decrease) increase in short-term borrowings	(11,957)	9,584	(2,512)
Proceeds from issuance of long-term debt	14,501	9,899	12,078
Principal payments or redemption of long-term debt	(14,476)	(11,119)	(2,928)
Proceeds from issuance of preferred stock	486		565
Proceeds from issuance of common stock	15	88	86
Repurchase of common stock	(1,672)	(4,525)	(2,822)
Cash dividends paid on preferred stock	(300)	(302)	(274)
Cash dividends paid on common stock	(2,552)	(2,443)	(2,092)
Net cash provided by financing activities	51,899	17,623	361
Change in cash and due from banks	40,175	952	1,948
Cash and due from banks at beginning of period	22,405	21,453	19,505
Cash and due from banks at end of period	62,580	22,405	21,453
Supplemental Cash Flow Disclosures
Cash paid for income taxes	1,025	941	365
Cash paid for interest	2,199	4,404	3,056
Noncash transfer of held-to-maturity investment securities to available-for-sale		43,596
Net noncash transfers to foreclosed property	$ 23	$ 60	$ 115